Annual Fund Operating Expenses - Calamos Nasdaq® Autocallable Growth ETF	Oct. 13, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 01, 2029
Calamos Nasdaq® Autocallable Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.74%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.